SCHEDULE OF OPTION ISSUED AND GRANTED (Details)	12 Months Ended
	Jun. 30, 2022 AUD ($) shares $ / shares	Jun. 30, 2021 AUD ($) shares $ / shares
Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Grant date for options issued		Dec. 21, 2020
Number of options issued | shares		12,850,000
Dividend yield
Historic volatility and expected volatility		155.34%
Option exercise price		$ 0.008
Fair value of options at grant date		0.007
Weighted average exercise price		$ 0.008
Risk-free interest rate		0.111%
Expected life of an option		3 years
Model used		Binomial
Valuation amount | $		$ 72,439
Adam Kramer [Member]
IfrsStatementLineItems [Line Items]
Grant date for options issued	Mar. 03, 2021
Number of options issued | shares	3,937,500
Dividend yield
Historic volatility and expected volatility	161.00%
Option exercise price	$ 0.009
Fair value of options at grant date	0.012
Weighted average exercise price	$ 0.008
Risk-free interest rate	0.11%
Expected life of an option	2 years 7 days
Model used	Binomial
Valuation amount | $	$ 47,250
Mike Tonroe [Member]
IfrsStatementLineItems [Line Items]
Grant date for options issued	Jun. 15, 2021
Number of options issued | shares	40,000,000
Dividend yield
Historic volatility and expected volatility	152.00%
Option exercise price	$ 0.0069
Fair value of options at grant date	0.0073
Weighted average exercise price	$ 0.008
Risk-free interest rate	0.085%
Expected life of an option	3 years
Model used	Binomial
Valuation amount | $	$ 291,428
Carl Stubbings [Member]
IfrsStatementLineItems [Line Items]
Grant date for options issued	Sep. 22, 2021
Number of options issued | shares	20,000,000
Dividend yield
Historic volatility and expected volatility	149.00%
Option exercise price	$ 0.0047
Fair value of options at grant date	0.0052
Weighted average exercise price	$ 0.008
Risk-free interest rate	0.16%
Expected life of an option	3 years
Model used	Binomial
Valuation amount | $	$ 103,104
Kevin Camilleri [Member]
IfrsStatementLineItems [Line Items]
Grant date for options issued	Nov. 22, 2021
Number of options issued | shares	20,000,000
Dividend yield
Historic volatility and expected volatility	150.00%
Option exercise price	$ 0.0038
Fair value of options at grant date	0.0042
Weighted average exercise price	$ 0.008
Risk-free interest rate	0.96%
Expected life of an option	3 years
Model used	Binomial
Valuation amount | $	$ 83,216